Financial risk management (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of credit risk exposure [line items]
CDI (percent)	9.15%
Probable scenario for future interest rate (percent)	11.50%
Change in interest rate due to adopted scenario (percent)	25.00%
Cash and cash equivalents	R$ 1,794,362	R$ 1,640,065	R$ 1,403,955	R$ 2,763,050
Financial investments	782,647	979,837
Deposits	3,133,996	766,086	R$ 0
Interbank deposits	404,998
Corporate securities	218,180
Bank accounts (note 14)	5,167,577
Borrowings	1,005,787	R$ 0
Certificate of deposit
Disclosure of credit risk exposure [line items]
Deposits	R$ 2,510,818
Interest rate risk [member] | Certificate of deposit
Disclosure of credit risk exposure [line items]
Basis of interest rate risk exposure to CDI (percent)	163.00%
Interest rate risk [member] | Interbank deposits
Disclosure of credit risk exposure [line items]
Basis of interest rate risk exposure to CDI (percent)	118.00%
Interest rate risk [member] | Corporate Securities
Disclosure of credit risk exposure [line items]
Basis of interest rate risk exposure to CDI (percent)	152.00%
Interest rate risk [member] | Borrowings [Member]
Disclosure of credit risk exposure [line items]
Basis of interest rate risk exposure to CDI (percent)	109.00%
Interest rate risk [member] | Cash and cash equivalents [Member]
Disclosure of credit risk exposure [line items]
Basis of interest rate risk exposure to CDI (percent)	100.00%
Interest rate risk [member] | Financial investments
Disclosure of credit risk exposure [line items]
Basis of interest rate risk exposure to CDI (percent)	100.00%
Interest rate risk [member] | Bank accounts [Member]
Disclosure of credit risk exposure [line items]
Basis of interest rate risk exposure to CDI (percent)	59.00%
Scenario with maintaining of CDI (9.15%) | Interest rate risk [member]
Disclosure of credit risk exposure [line items]
Risk exposure associated with instruments sharing characteristic	R$ (592,037)
Scenario with maintaining of CDI (9.15%) | Interest rate risk [member] | Certificate of deposit
Disclosure of credit risk exposure [line items]
Risk exposure associated with instruments sharing characteristic	(374,476)
Scenario with maintaining of CDI (9.15%) | Interest rate risk [member] | Interbank deposits
Disclosure of credit risk exposure [line items]
Risk exposure associated with instruments sharing characteristic	(43,728)
Scenario with maintaining of CDI (9.15%) | Interest rate risk [member] | Corporate Securities
Disclosure of credit risk exposure [line items]
Risk exposure associated with instruments sharing characteristic	30,345
Scenario with maintaining of CDI (9.15%) | Interest rate risk [member] | Borrowings [Member]
Disclosure of credit risk exposure [line items]
Risk exposure associated with instruments sharing characteristic	(100,312)
Scenario with maintaining of CDI (9.15%) | Interest rate risk [member] | Cash and cash equivalents [Member]
Disclosure of credit risk exposure [line items]
Risk exposure associated with instruments sharing characteristic	164,184
Scenario with maintaining of CDI (9.15%) | Interest rate risk [member] | Financial investments
Disclosure of credit risk exposure [line items]
Risk exposure associated with instruments sharing characteristic	71,612
Scenario with maintaining of CDI (9.15%) | Interest rate risk [member] | Bank accounts [Member]
Disclosure of credit risk exposure [line items]
Risk exposure associated with instruments sharing characteristic	(278,972)
Probable scenario with increase of 25% (to 11.5%) | Interest rate risk [member]
Disclosure of credit risk exposure [line items]
Risk exposure associated with instruments sharing characteristic	(744,088)
Probable scenario with increase of 25% (to 11.5%) | Interest rate risk [member] | Certificate of deposit
Disclosure of credit risk exposure [line items]
Risk exposure associated with instruments sharing characteristic	(470,653)
Probable scenario with increase of 25% (to 11.5%) | Interest rate risk [member] | Interbank deposits
Disclosure of credit risk exposure [line items]
Risk exposure associated with instruments sharing characteristic	(54,958)
Probable scenario with increase of 25% (to 11.5%) | Interest rate risk [member] | Corporate Securities
Disclosure of credit risk exposure [line items]
Risk exposure associated with instruments sharing characteristic	(38,138)
Probable scenario with increase of 25% (to 11.5%) | Interest rate risk [member] | Borrowings [Member]
Disclosure of credit risk exposure [line items]
Risk exposure associated with instruments sharing characteristic	(126,075)
Probable scenario with increase of 25% (to 11.5%) | Interest rate risk [member] | Cash and cash equivalents [Member]
Disclosure of credit risk exposure [line items]
Risk exposure associated with instruments sharing characteristic	206,352
Probable scenario with increase of 25% (to 11.5%) | Interest rate risk [member] | Financial investments
Disclosure of credit risk exposure [line items]
Risk exposure associated with instruments sharing characteristic	90,004
Probable scenario with increase of 25% (to 11.5%) | Interest rate risk [member] | Bank accounts [Member]
Disclosure of credit risk exposure [line items]
Risk exposure associated with instruments sharing characteristic	R$ (350,620)